Debt and Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Schedule of Debt
Long-term debt consists of the following:

(In thousands, except rates)
Description:	September 30, 2014	December 31, 2013	Interest Type	Current Interest Rate % (1)	Financing Type
Term loan - 2019	$299,250	$—	Variable	5.33 (2)	Term debt
Mt. Signal, due 2038	413,464	—	Fixed	6.00	Senior Notes
CAP, due 2014 (VAT) & 2032	247,888	243,581	Variable	5.11 - 7.10	VAT facility and term debt
Regulus Solar:
Regulus Solar, due 2016	37,935	44,400	PIK	18.00	Development loan
Regulus Solar, due 2015	111,525	—	Fixed	4.00	Construction debt
Nellis, due 2027	46,107	—	Imputed	5.75	Senior Notes
SunE Perpetual Lindsay, due 2014	48,033	—	Variable	3.27	Construction debt and HST Facility
Summit Solar U.S., due 2020 – 2028	24,178	—	Imputed	5.75	Term debt
DGS Prisons, due 2024 – 2025	17,055	9,270	Variable	6.00	Construction and term debt
Enfinity, due 2032	4,890	4,904	Imputed	5.75	Term debt
US Projects 2009 – 2013:
Term bonds, due 2016 – 2031	—	8,638	Fixed	5.0 - 5.75	Term debt
Solar program loans, due 2024 – 2026	9,477	10,206	Fixed	11.1 - 11.3	Solar program loans
Alamosa	—	29,171	Fixed	2.98	Capital lease obligations
Financing lease obligations:
Enfinity, due 2025 – 2032	30,521	31,494	Fixed	5.63 - 7.26	Financing lease obligations
SunE Solar Fund X, due 2030	—	55,616	Fixed	3.91 - 5.11	Financing lease obligations
US Projects 2014, due 2019	4,508	—	Fixed	6.00	Financing lease obligations
Regulus land lease, due 2034	9,203	—	Fixed	5.75	Financing lease obligations
Total long-term debt and capital lease obligations	$1,304,034	$437,280
Less current maturities	(270,900)	(37,455)
Long-term debt and capital lease obligations, less current portion	$1,033,134	$399,825
———
(1) The weighted average effective interest rate for all debt outstanding during the period, excluding the amortization of deferred financing fees and debt discounts, was 5.5%.
(2) The variable rate as of September 30, 2014 is 4.75%. The Company has entered into an interest rate swap agreement (see Note 9) fixing the interest rate at 5.33% for the next three years.

Schedule of Maturities of Long-term Debt
The aggregate amounts of payments on long-term debt, excluding amortization of debt discounts, due after September 30, 2014 are as follows:

	Balance of 2014	2015	2016	2017	2018	Thereafter	Total
In millions
Maturities of long-term debt at September 30, 2014	$112,435	$142,924	$73,617	$32,972	$33,996	$909,615	$1,305,559

Predecessor
Debt Instrument [Line Items]
Schedule of Debt
Debt and capital lease obligations consist of the following:

	As of December 31, 2013			As of December 31, 2012
In thousands	Total Principal	Current	Long- Term	Total Principal	Current	Long- Term
System construction and term debt	$310,793	$33,683	$277,110	$9,261	$620	$8,641
Solar program loans	10,206	629	9,577	10,828	571	10,257
Capital lease obligations	29,171	773	28,398	30,974	1,802	29,172
Financing lease obligations	87,110	2,370	84,740	55,409	—	55,409
Total debt outstanding	$437,280	$37,455	$399,825	$106,472	$2,993	$103,479

Schedule of Maturities of Long-term Debt
The aggregate amounts of payments on long-term debt, excluding capital lease and financing lease obligations, due after December 31, 2013 are as follows:

In thousands	2014	2015	2016	2017	2018	Thereafter	Total
Maturities of long-term debt	$34,312	$8,222	$53,137	$9,155	$9,764	$206,409	$320,999

Schedule of Future Minimum Lease Payments for Capital Leases
The aggregate amounts of payments on capital lease obligations after December 31, 2013 are as follows:

In thousands
2014	$1,204
2015	2,682
2016	2,659
2017	2,636
2018	2,614
Thereafter	23,979
Total minimum lease payments	35,774
Less amounts representing interest	(6,603)
Present value of minimum lease payments	29,171
Less current portion of obligations under capital leases	(773)
Noncurrent portion of obligations under capital leases	$28,398
Financing Lease Obligations
The aggregate amounts of minimum lease payments on our financing lease obligations are $68,654. Obligations for 2014 through 2018 are as follows:

In thousands	2014	2015	2016	2017	2018
Minimum lease obligations	$7,432	$7,515	$6,361	$6,205	$5,784